                                                                                                                   February 7, 2007

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Equity Trust
            Evergreen Intrinsic Value Fund
            Registration Statement on Form N-14AE
            File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14AE of Evergreen Equity Trust (the "Trust").  This filing relates to the acquisition of the assets of Evergreen Large Cap Value Fund, a series of the Trust, by and in exchange for shares of Evergreen Intrinsic Value Fund, another series of the Trust.

Pursuant to my telephone conversation with SEC staff examiner Sheila Stout, during which we were asked to provide our analysis for the selection of Evergreen Intrinsic Value Fund as the accounting and performance survivor in the merger in light of the findings of the North American Security Trust No-Action Letter (Pub. Avail. August 5, 1994)(the “NAST Letter”), we provide the following analysis:

The merger of Evergreen Large Cap Value Fund into Evergreen Intrinsic Value Fund results in a combined fund that will be managed by the investment advisor and portfolio managers of Evergreen Intrinsic Value Fund.  In addition, our analysis indicates the combined fund will operate under the same investment policies, investment strategies and substantially the same expense structure as Evergreen Intrinsic Value Fund.  Therefore, after the merger of Evergreen Large Cap Value Fund into Evergreen Intrinsic Value Fund, Evergreen Intrinsic Value Fund will be the accounting and performance survivor.

This Registration Statement has been filed on Form N-14AE for automatic effectiveness on March 9, 2007.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

Very truly yours,

/s/ Catherine F. Kennedy

Catherine F. Kennedy, Esq.

Enclosures

cc: Tim Diggins, Esq.